Contents of Significant Accounts - Details of Investments Accounted for Under the Equity Method (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2022 USD ($)
Investments in associates and joint ventures [line items]
Amount	$ 26,504,913	$ 28,138,378	$ 862,509
FARADAY TECHNOLOGY CORP. (FARADAY) [member]
Investments in associates and joint ventures [line items]
Amount	$ 1,862,245	$ 1,767,821
Percentage of ownership or voting rights, Associates	13.78%	13.78%
UNIMICRON TECHNOLOGY CORP. (UNIMICRON) [member]
Investments in associates and joint ventures [line items]
Amount	$ 13,285,169	$ 10,337,813
Percentage of ownership or voting rights, Associates	13.27%	13.30%
MTIC HOLDINGS PTE. LTD. [member]
Investments in associates and joint ventures [line items]
Amount	$ 0	$ 0
Percentage of ownership or voting rights, Associates	45.44%	45.44%
PURIUMFIL INC. [member]
Investments in associates and joint ventures [line items]
Amount	$ 14,622	$ 7,253
Percentage of ownership or voting rights, Associates	40.00%	44.45%
UNITECH CAPITAL INC. [member]
Investments in associates and joint ventures [line items]
Amount	$ 426,070	$ 976,559
Percentage of ownership or voting rights, Associates	42.00%	42.00%
TRIKNIGHT CAPITAL CORPORATION [member]
Investments in associates and joint ventures [line items]
Amount	$ 2,117,678	$ 4,044,867
Percentage of ownership or voting rights, Associates	40.00%	40.00%
HSUN CHIEH CAPITAL CORP. [member]
Investments in associates and joint ventures [line items]
Amount	$ 210,690	$ 229,598
Percentage of ownership or voting rights, Associates	40.00%	40.00%
HSUN CHIEH INVESTMENT CO., LTD. [member]
Investments in associates and joint ventures [line items]
Amount	$ 2,980,984	$ 3,437,053
Percentage of ownership or voting rights, Associates	36.49%	36.49%
YANN YUAN INVESTMENT CO., LTD. [member]
Investments in associates and joint ventures [line items]
Amount	$ 5,455,743	$ 7,013,118
Percentage of ownership or voting rights, Associates	26.78%	28.22%
UNITED LED CORPORATION HONG KONG LIMITED [member]
Investments in associates and joint ventures [line items]
Amount	$ 97,156	$ 98,954
Percentage of ownership or voting rights, Associates	25.14%	25.14%
VSENSE CO., LTD. [member]
Investments in associates and joint ventures [line items]
Amount	$ 0	$ 0
Percentage of ownership or voting rights, Associates	23.98%	23.98%
TRANSLINK CAPITAL PARTNERS I, L.P. [member]
Investments in associates and joint ventures [line items]
Amount	$ 54,556	$ 225,342
Percentage of ownership or voting rights, Associates	10.38%	10.38%